Treasury Risk management - Disclosure of derivatives used for hedging - Narratives (Details) € in Millions	Dec. 31, 2025 EUR (€) € / T T	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Treasury Risk Management
Gain in cash flow hedge reserve	€ (31)	€ 81	€ (7)
Cash flow hedges
Treasury Risk Management
Quantity of commodity for which entity has hedged it's exposure | T	43,093
Gain in cash flow hedge reserve		115
Reserve of cash flow hedges, accumulated gains (losses) on settlement associated with underlying physical purchases within twelve months		€ 10
Average | Cash flow hedges | Cocoa price risk
Treasury Risk Management
Contracted purchase price for commodity under hedge | € / T	5,557